Schedule of Investments
May 31, 2024 (unaudited)
The Texas Fund

			Shares or Principal
Security Description			Amount ($)	Fair Value ($)(1)

Common Stocks - 95.49%

Automobiles - 0.95%
Tesla, Inc. (2)			690	122,875

Automobiles & Components - 1.07%
Toyota Motor Corp. ADR			185	40,239
XPEL, Inc. (2)			2,560	97,280

				137,519

Banks - 8.38%
Comerica, Inc.			3,590	183,952
Cullen/Frost Bankers, Inc.			845	85,835
First Financial Bankshares, Inc.			665	19,937
Independent Bank Group, Inc.			3,545	163,212
International Bancshares Corp.			2,440	138,665
Mr. Cooper Group, Inc. (2)			1,598	133,273
Prosperity Bancshares, Inc.			1,375	85,663
South Plains Financial, Inc.			2,760	74,934
Stellar Bancorp, Inc.			4,903	110,759
Veritex Holdings, Inc.			4,160	84,864

				1,081,094

Capital Goods - 11.06%
Caterpillar, Inc.			292	98,848
Comfort Systems USA, Inc.			456	149,267
CSW Industrials, Inc.			422	107,298
Distribution Solutions Group (2)			1,850	61,753
IES Holdings, Inc.			1,322	201,539
Kratos Defense & Security (2)			3,145	68,372
Lennox International, Inc. (2)			208	104,541
NOW, Inc. (2)			4,672	68,164
Powell Industries, Inc.			394	70,865
Quanex Building Products Corp.			1,888	62,228
Quanta Services, Inc.			242	66,777
Rush Enterprises, Inc. Class A			1,525	68,823
Thermon Group Holdings, Inc. (2)			5,675	191,588
Trinity Industries, Inc. (2)			3,383	106,395

				1,426,458

Chemicals - 3.31%
Celanese Corp. Series A			535	81,341
Huntsman Corp.			4,484	111,203
Kronos Worldwide, Inc.			4,881	69,359
Westlake Chemical Corp.			1,031	165,537

				427,440

Commercial & Professional Services - 2.64%
CECO Environmental Corp. (2)			4,220	105,627
Copart, Inc. (2)			1,180	62,611
Ennis, Inc.			5,062	106,454
Waste Management, Inc.			310	65,326

				340,018

Construction & Engineering - 0.99%
AECOM			719	62,797
KBR, Inc. (2)			990	65,003

				127,800

Construction Materials - 2.57%
Eagle Materials, Inc.			559	129,906
United States Lime & Mineral, Inc.			590	202,217

				332,123

Consumer Durables & Apparel - 3.73%
D.R. Horton, Inc.			1,295	191,401
Green Brick Partners, Inc. (2)			2,359	128,801
LGI Homes, Inc. (2)			410	39,360
Legacy Housing Corp. (2)			3,370	78,285
Topgolf Callaway Brands Corp. (2)			2,748	43,006

				480,853

Consumer Services - 4.80%
Biglari Holdings, Inc Class B (2)			300	59,697
Brinker International, Inc. (2)			3,511	247,982
Chuy's Holdings, Inc. (2)			1,500	40,065
European Wax Center, Inc. Class A (2)			3,160	35,771
Wingstop, Inc.			639	235,567

				619,082

Diversified Financials - 4.40%
Main Street Capital Corp.			1,380	67,620
Open Lending Corp. Class A (2)			7,840	50,725
P10, Inc. Class A			10,115	81,729
Sixth Street Specialty Lending, Inc.			2,750	60,528
Texas Pacific Land Corp.			183	112,419
TPG, Inc.			4,650	194,928

				567,949

Electric Housewares & Fans - 0.78%
Helen of Troy Ltd. (Bermuda) (2)			940	100,467

Energy - 0.22%
Marathon Petroleum Corp.			160	28,258

Energy Equipment & Services - 1.62%
Cactus, Inc. Class A			903	46,369
ChampionX Corp.			3,015	98,349
Select Water Solutions, Inc.			5,892	64,400

				209,118

Engineering & Construction - 0.80%
Arcosa, Inc.			1,174	103,206

Financial Services - 0.50%
Capital Southwest Corp.			2,530	64,717

Food, Beverage & Tobacco - 1.99%
Darling Ingredients, Inc. (2)			2,364	95,506
Keurig Dr. Pepper, Inc.			4,701	161,009

				256,515

Health Care Equipment & Services - 6.30%
Addus HomeCare Corp. (2)			670	76,923
AMN Healthcare Services, Inc. (2)			550	30,767
CorVel Corp. (2)			821	196,917
Integer Holdings Corp. (2)			595	72,138
McKesson Corp.			420	239,228
Tenet Healthcare Corp. (2)			655	88,569
U.S. Physical Therapy, Inc.			1,060	108,724

				813,266

Household & Personal Products - 1.23%
Kimberly-Clark Corp.			1,193	159,027

Insurance - 0.80%
Globe Life, Inc.			1,250	103,450

Integrated Oil & Gas - 0.76%
Exxon Mobil Corp.			567	66,486
Occidental Petroleum Corp.			498	31,125

				97,611

Leisure Products - 0.96%
YETI Holdings, Inc. (2)			3,040	123,850

Machinery-Diversified - 0.75%
Flowserve Corp.			1,945	96,667

Media & Entertainment - 0.35%
Bumble, Inc. Class A (2)			3,875	45,338

Metals & Mining - 0.98%
Commercial Metals Co.			2,255	127,002

Oil & Gas - 0.28%
Sitio Royalties Corp. Class A			1,528	35,801

Oil & Gas Drilling - 0.42%
Patterson-UTI Energy, Inc.			4,922	54,240

Oil & Gas Equipment Services - 2.77%
Halliburton Co.			779	28,589
Schlumberger Ltd.			3,171	145,517
Tidewater, Inc. (2)			1,775	183,411

				357,517

Oil & Gas Exploration & Production - 2.69%
ConocoPhillips			687	80,022
Diamondback Energy, Inc. (2)			133	26,502
EOG Resources, Inc.			234	29,145
Marathon Oil Corp.			2,245	65,015
Matador Resources Co.			400	25,380
Range Resources Corp.			1,867	68,911
Southwestern Energy Co. (2)			6,917	52,085

				347,060

Oil & Gas Refining & Marketing - 3.16%
CVR Energy, Inc.			700	19,502
HF Sinclair Corp.			2,143	118,358
Par Pacific Holdings, Inc. (2)			1,676	45,487
Phillips 66			760	108,004
Valero Energy Corp.			741	116,441

				407,792

Oil & Gas Storage & Transportation - 0.70%
Cheniere Energy, Inc.			168	26,509
Kinder Morgan, Inc.			1,394	27,169
Targa Resources Corp.			311	36,770

				90,448

Oil, Gas & Consumable Fuels - 4.44%
Berry Corp.			3,405	23,733
Chord Energy Corp.			180	33,374
Coterra Energy, Inc.			1,895	54,045
Kinetik Holdings, Inc. Class A			2,700	110,673
Magnolia Oil & Gas Corp. Class A (2)			910	23,615
Permian Resources Corp.			4,363	71,510
Uranium Energy Corp. (2)			35,934	256,569

				573,519

Pharmaceuticals, Biotechnology & Life Science - 0.10%
Instil Bio, Inc. (2)			40	428
XBiotech, Inc. (Canada) (2)			1,751	12,695

				13,123

Real Estate Management & Development - 1.17%
Forestar Group, Inc. (2)			4,430	150,664

Retail & Wholesale - Discertionary - 1.23%
Academy Sports & Outdoors, Inc.			2,760	159,224

Retailing - 1.14%
Group 1 Automotive, Inc.			475	147,716

Semiconductors & Semiconductor Equipment - 0.48%
Diodes, Inc. (2)			840	62,269

Software & Services - 10.17%
Alkami Technology, Inc. (2)			12,015	329,571
Crowdstrike Holdings, Inc. Class A (2)			800	250,936
E2open Parent Holdings, Inc. Class A (2)			16,120	75,119
Nice Ltd. (2)			575	105,553
Oracle Corp.			1,035	121,292
PROS Holdings, Inc. (2)			1,580	46,578
Q2 Holdings, Inc. (2)			1,550	94,271
Sabre Corp. (2)			12,835	40,174
SolarWinds Corp. (2)			9,870	114,295
TaskUs, Inc Class A (2)			4,665	66,756
Tyler Technologies, Inc. (2)			140	67,250

				1,311,795

Technology Hardware & Equipment - 2.78%
Applied Optoelectronics Inc. (2)			3,950	41,436
Dell Technologies, Inc. Class C (2)			2,270	316,801

				358,237

Transportation - 0.86%
Kirby Corp. (2)			895	111,132

Utilities - 1.15%
Vistra Corp.			1,500	148,620

Total Common Stock			(Cost $ 8,961,589)	12,320,860

Warrants - 0.09%

Intergrated Oil & Gas - 0.09%
Occidental Petroleum Corp., 08/03/2027 @ $22.00			301	12,097

Total Warrants			(Cost $ 0)	12,097

Money Market Registered Investment Companies - 4.50%

Federated Hermes Government Obligations Fund - Institutional Class, 5.215% (3)			580,201	580,201

Total Money Market Registered Investment Companies			(Cost $ 580,201)	580,201

Total Investments - 100.11%			(Cost $ 9,584,701)	12,916,758

Liabilities Less Other Assets - -0.11%				(14,177)

Total Net Assets - 100.00%				12,902,581

Purchased Options - 0.03%

	Long (Short)		Notional Value of	Fair
	Contracts+	Expiration Date	Contracts ($) **	Value ($)
Put Options
iShares 20+ Treasury Bond ETF June 21, 2024 Put @ $86.00	400	6/21/2024	3,440,000	3,600

Total Options			(Cost $ 42,911)	3,600

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of May 31, 2024 in valuing the Fund's assets carried at fair value:

			Investments in	Other Financial
Valuation Inputs			Securities	Instruments
Level 1 - Quoted Prices			$12,916,758	$-
Level 2 - Other Significant Observable Inputs			-	-
Level 3 - Significant Unobservable Inputs			-	-
Total			$12,916,758	$-

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) 7-day yield as of May 31, 2024.

**The notional amount is calculated by multiplying outstanding contracts by the exercise price by 100 at May 31, 2024.
+ Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.